Pension and Severance Benefits - Net Benefit Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Defined contribution plans - Domestic Plan	$ 4,803	$ 8,544	$ 8,718
Total pension and severance expense - Domestic Plans	5,361	8,890	8,956
Defined contribution plans - Foreign Plans	461	466	428
Total pension and severance expense - Foreign Plans	12,575	11,818	11,370
Domestic Plans
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Service cost	465	363	447
Interest on projected benefit obligation	892	1,086	1,237
Expected return on plan assets	(1,294)	(1,477)	(1,685)
Recognized actuarial loss	495	374	239
Defined benefit and severance plans	558	346	238
Foreign Plans
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Service cost	6,992	6,783	6,291
Interest on projected benefit obligation	4,293	3,903	4,044
Expected return on plan assets	(33)	(32)	(34)
Recognized actuarial loss	734	570	647
Amortization of prior service cost	128	128	128
Defined benefit plan, before recognized net gain due to settlement	12,114	11,352	11,076
Net settlement gain	0	0	(134)
Defined benefit and severance plans	$ 12,114	$ 11,352	$ 10,942